FINANCIAL INSTRUMENTS - Foreign Exchange Forward Contracts at Fair Value (Details)	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($) ARS ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 UYU ($)	Dec. 31, 2019 USD ($) INR (₨) COP ($) UYU ($) CLP ($)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss		$ (86,000)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts		90.50
Notional foreign currency rate		$ 87.60
Financial liabilities at fair value through profit or loss		(86,000)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		$ 327,000					$ 1,220,000
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts		3,530.13					72.36
Notional foreign currency rate	$ 3,433.13		₨ 71.56
Financial assets at fair value through profit or loss		$ 226,000					$ 11,000
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts		3,475.25					747.68
Notional foreign currency rate	$ 3,431.93			$ 751.57
Financial assets at fair value through profit or loss		$ 101,000					$ 5,000
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts							3,323.65
Notional foreign currency rate					$ 3,281.28
Financial assets at fair value through profit or loss							$ 39,000
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts							3,515.42
Notional foreign currency rate					3,281.94
Financial assets at fair value through profit or loss							$ 356,000
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts							3,512.66
Notional foreign currency rate					3,281.93
Financial assets at fair value through profit or loss							$ 422,000
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts							38.09
Notional foreign currency rate						$ 37.73
Financial assets at fair value through profit or loss							$ 29,000
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | ₨							71.45
Notional foreign currency rate | ₨			₨ 71.77
Financial assets at fair value through profit or loss							$ 7,000
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts							3,518.27
Notional foreign currency rate					$ 3,288.08
Financial assets at fair value through profit or loss							$ 351,000